Note 16 - Plant Restructuring (Tables)	12 Months Ended
Mar. 31, 2020
Notes Tables
Restructuring and Related Costs [Table Text Block]
		Other
	Severance	Cost
	Payable	Payable	Total

Balance March 31, 2018	$-	$-	$-
Charge to expense	1,508	10,149	11,657
Cash payments/write offs	(1,283)	(10,148)	(11,431)
Balance March 31, 2019	225	1	226
Charge to expense	1,229	5,817	7,046
Cash payments/write offs	(1,252)	(5,818)	(7,070)
Balance March 31, 2020	$202	$-	$202